Supplement dated June 17, 2014
to the Statement of Additional Information
for Principal Variable Contracts Funds, Inc.
dated May 1, 2014

(as supplemented on June 16, 2014)

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

PORTFOLIO MANAGER DISCLOSURE

After Sub-Advisor: Edge Asset Management, Inc., effective June 30, 2014, delete all references to Sarah Radecki.

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